                       AIM COMBINATION STOCK & BOND FUNDS

        AIM CORE STOCK FUND - CLASS A, B, C, K AND INVESTOR CLASS SHARES AIM TOTAL RETURN FUND - CLASS A, B, C, K AND INVESTOR CLASS SHARES

                          Supplement dated July 1, 2005
            to the Prospectus dated December 3, 2004, as supplemented
               December 3, 2004, December 29, 2004 (Supplement A),
         March 2, 2005, March 23, 2005, April 18, 2005 and May 23, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or Class K shares of the Funds.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                                                INVESTOR
                                                                  CLASS        CLASS A       CLASS B       CLASS C       CLASS K
Maximum Front-End Sales Charge on purchases
  as a percentage of offering price                                None         5.50%          None          None          None

Maximum Contingent Deferred Sales Charge (CDSC) as a
  percentage of the lower of the total original cost or
  current market value of the shares                               None         None(1)        5.00%(2)      1.00%(2)      None(3)

Maximum Sales Charge on reinvested
  dividends/distributions                                          None         None           None          None          None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(4)

                                                                INVESTOR
CORE STOCK FUND                                                   CLASS        CLASS A       CLASS B       CLASS C       CLASS K
Management Fees                                                    0.51%        0.51%          0.51%         0.51%         0.51%
Distribution and Service (12b-1) Fees(5)                           0.16%(6)     0.25%          1.00%         1.00%         0.45%
Other Expenses(7)                                                  0.27%        0.27%          0.27%         0.27%         0.27%
                                                                   ----         ----           ----          ----          ----
Total Annual Fund Operating Expenses(8),(9)                        0.94%        1.03%          1.78%         1.78%         1.23%
                                                                   ====         ====           ====          ====          ====


                                                                INVESTOR
TOTAL RETURN FUND                                                 CLASS        CLASS A       CLASS B       CLASS C       CLASS K
Management Fees                                                    0.71%        0.71%          0.71%         0.71%         0.71%
Distribution and Service (12b-1) Fees(5)                           0.25%        0.25%          1.00%         1.00%         0.45%
Other Expenses(7)                                                  0.40%        0.40%          0.40%         0.40%         0.40%(10)
                                                                   ----         ----           ----          ----          ----

Total Annual Fund Operating Expenses(8),(9)                        1.36%        1.36%          2.11%         2.11%         1.56%
                                                                   ====         ====           ====          ====          ====

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) A 5.00% and 1.00% CDSC may be charged on Class B and Class C shares respectively. Please see the section entitled "Shareholder Information--Contingent Deferred Sales Charges for Class B and Class C Shares."

(3) If you are a retirement plan participant, you may pay a 0.70% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Actual allocated share of expenses incurred during the most recent fiscal year pursuant to the Rule 12b-1 plan which allows up to a maximum annual rate of 0.25% of the average daily net assets of the class.

(7) Effective April 1, 2004, the Board of Trustees approved a revised expense allocation methodology for the Fund. Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other expenses have been restated to reflect these changes.

(8) The Fund's Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.90%, 2.65%, 2.65%, 2.10% and 1.90% on Class A, Class B, Class C,
         Class K and Investor Class shares, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
         (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through August 31, 2006.

(9) The Fund's Advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) as follows: (i) AIM Core Stock Fund's Class A, Class B, Class C, Class K and Investor Class shares to 1.40%, 2.15%, 2.15%, 1.60% and 1.40% of average net assets respectively; and (ii) AIM Total Return Fund's Class A, Class B, and Class C and Investor Class shares to 1.24%, 1.99%, 1.99% and 1.24% of average net assets respectively. These expense limitation agreements may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors. Further, at the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the Fund for expenses related to market timing matters. Total Annual Fund Operating Expenses restated for those items in Note 5 and Note 7 above and net of this arrangement for the year ended August 31, 2004 was 1.24%, 1.99%, 1.99% and 1.24% for Class A, Class B, Class C and Investor Class shares, respectively, for AIM Total Return Fund.

(10) Other Expenses for Class K shares is based on estimated average net assets for the current fiscal year.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

As a result of 12b-I fees long-term shareholders in the Fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and Class K shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that a Fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR        3 YEARS   5 YEARS    10 YEARS
CORE STOCK FUND
    Investor Class                $       96  $      300  $      520  $    1,155
    Class A                       $      649  $      860  $    1,087  $    1,740
    Class B - With Redemption     $      681  $      860  $    1,164  $    1,897
    Class B - Without Redemption  $      181  $      560  $      964  $    1,897
    Class C - With Redemption     $      281  $      560  $      964  $    2,095
    Class C - Without Redemption  $      181  $      560  $      964  $    2,095
    Class K                       $      125  $      390  $      676  $    1,489

TOTAL RETURN FUND
    Investor Class                $      138  $      431  $      745  $    1,635
    Class A                       $      681  $      957  $    1,254  $    2,095
    Class B - With Redemption     $      714  $      961  $    1,334  $    2,250
    Class B - Without Redemption  $      214  $      661  $    1,134  $    2,250
    Class C - With Redemption     $      314  $      661  $    1,134  $    2,441
    Class C - Without Redemption  $      214  $      661  $    1,134  $    2,441
    Class K                       $      159  $      493  $      850  $    1,856

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a Fund's annual return when quoted is already reduced by the Fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a Fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the Fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM CORE STOCK FUND

CLASS A -
ANNUAL
EXPENSE
RATIO 1.03%     YEAR 1       YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After

Expenses           3.97%       8.10%      12.39%      16.85%      21.49%      26.31%      31.33%      36.54%      41.96%      47.60%
End of
Year
Balance      $10,397.00  $10,809.76  $11,238.91  $11,685.09  $12,148.99  $12,631.31  $13,132.77  $13,654.14  $14,196.21  $14,759.80

Estimated
Annual
Expenses     $   105.04  $   109.21  $   113.55  $   118.06  $   122.75  $   127.62  $   132.68  $   137.95  $   143.43  $   149.12
------------------------------------------------------------------------------------------------------------------------------------

CLASS B -
ANNUAL
EXPENSE
RATIO 1.78%   YEAR 1       YEAR 2       YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.22%       6.54%       9.97%      13.52%      17.17%      20.94%      24.84%      28.86%      33.97%      39.29%

End of
Year
Balance      $10,322.00  $10,654.37  $10,997.44  $11,351.56  $11,717.08  $12,094.37  $12,483.81  $12,885.78  $13,397.35  $13,929.22

Estimated
Annual
Expenses     $   180.87  $   186.69  $   192.70  $   198.91  $   205.31  $   211.92  $   218.75  $   225.79  $   135.36  $   140.73
------------------------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL
EXPENSE
RATIO 1.78%     YEAR 1       YEAR 2       YEAR 3      YEAR 4    YEAR 5       YEAR 6      YEAR 7    YEAR 8       YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.22%       6.54%       9.97%      13.52%      17.17%      20.94%      24.84%      28.86%      33.01%      37.29%

End of
Year
Balance      $10,322.00  $10,654.37  $10,997.44  $11,351.56  $11,717.08  $12,094.37  $12,483.81  $12,885.78  $13,300.71  $13,728.99

Estimated
Annual
Expenses     $   180.87  $   186.69  $   192.70  $   198.91  $   205.31  $   211.92  $   218.75  $   225.79  $   233.06  $   240.56
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR
CLASS
- ANNUAL
EXPENSE
RATIO
0.94%           YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           4.06%       8.28%      12.68%      17.26%      22.02%      26.97%      32.13%      37.49%      43.07%      48.88%

End of
Year
Balance      $10,406.00  $10,828.48  $11,268.12  $11,725.61  $12,201.67  $12,697.05  $13,212.55  $13,748.98  $14,307.19  $14,888.06

Estimated
Annual
Expenses     $    95.91  $    99.80  $   103.85  $   108.07  $   112.46  $   117.02  $   121.78  $   126.72  $   131.86  $   137.22
------------------------------------------------------------------------------------------------------------------------------------

CLASS K -
ANNUAL
EXPENSE
RATIO 1.23%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.77%       7.68%      11.74%      15.95%      20.33%      24.86%      29.57%      34.45%      39.52%      44.78%

End of
Year
Balance      $10,377.00  $10,768.21  $11,174.17  $11,595.44  $12,032.59  $12,486.22  $12,956.95  $13,445.42  $13,952.32  $14,478.32

Estimated
Annual
Expenses     $   125.32  $   130.04  $   134.95  $   140.03  $   145.31  $   150.79  $   156.48  $   162.37  $   168.50  $   174.85
------------------------------------------------------------------------------------------------------------------------------------

AIM TOTAL RETURN FUND

CLASS A -
ANNUAL
EXPENSE
RATIO 1.36%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.64%       7.41%      11.32%      15.37%      19.57%      23.93%      28.44%      33.11%      37.96%      42.98%

End of
Year
Balance      $10,364.00  $10,741.25  $11,132.23  $11,537.44  $11,957.41  $12,392.66  $12,843.75  $13,311.26  $13,795.79  $14,297.96

Estimated
Annual
Expenses     $   138.48  $   143.52  $   148.74  $   154.15  $   159.76  $   165.58  $   171.61  $   177.85  $   184.33  $   191.04
------------------------------------------------------------------------------------------------------------------------------------

CLASS B -
ANNUAL
EXPENSE
RATIO 2.11%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.89%       5.86%       8.92%      12.07%      15.31%      18.64%      22.07%      25.60%      30.17%      34.91%

End of
Year
Balance      $10,289.00  $10,586.35  $10,892.30  $11,207.09  $11,530.97  $11,864.21  $12,207.09  $12,559.88  $13,017.06  $13,490.88

Estimated
Annual
Expenses     $   214.05  $   220.23  $   226.60  $   233.15  $   239.89  $   246.82  $   253.95  $   261.29  $   173.92  $   180.25
------------------------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL
EXPENSE
RATIO 2.11%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.89%       5.86%       8.92%      12.07%      15.31%      18.64%      22.07%      25.60%      29.23%      32.96%

End of
Year
Balance      $10,289.00  $10,586.35  $10,892.30  $11,207.09  $11,530.97  $11,864.21  $12,207.09  $12,559.88  $12,922.86  $13,296.33

Estimated
Annual
Expenses     $   214.05  $   220.23  $   226.60  $   233.15  $   239.89  $   246.82  $   253.95  $   261.29  $   268.84  $   276.61
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR
CLASS
- ANNUAL
EXPENSE
RATIO
1.36%             YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.64%       7.41%      11.32%      15.37%      19.57%      23.93%      28.44%      33.11%      37.96%      42.98%

End of
Year
Balance      $10,364.00  $10,741.25  $11,132.23  $11,537.44  $11,957.41  $12,392.66  $12,843.75  $13,311.26  $13,795.79  $14,297.96

Estimated
Annual
Expenses     $   138.48  $   143.52  $   148.74  $   154.15  $   159.76  $   165.58  $   171.61  $   177.85  $   184.33  $   191.04
------------------------------------------------------------------------------------------------------------------------------------

CLASS K -
ANNUAL
EXPENSE
RATIO 1.56%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.44%       7.00%      10.68%      14.49%      18.42%      22.50%      26.71%      31.07%      35.58%      40.24%

End of
Year
Balance      $10,344.00  $10,699.83  $11,067.91  $11,448.64  $11,842.48  $12,249.86  $12,671.25  $13,107.14  $13,558.03  $14,024.43

Estimated
Annual
Expenses     $   158.68  $   164.14  $   169.79  $   175.63  $   181.67  $   187.92  $   194.38  $   201.07  $   207.99  $  215.14"
------------------------------------------------------------------------------------------------------------------------------------


The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                       AIM COMBINATION STOCK & BOND FUNDS

               AIM TOTAL RETURN FUND - INSTITUTIONAL CLASS SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated December 3, 2004,
       as supplemented December 3, 2004, December 29, 2004 (Supplement A),
         March 2, 2005, March 23, 2005, April 18, 2005 and May 23, 2005

The following paragraph should appear as the third paragraph under the heading "SUITABILITY FOR INVESTORS" of the prospectus:

"In addition to the Fund, AIM serves as investment advisor to many other mutual funds (the Funds). The information under the headings "Share Price," "Tools Used To Combat Excessive Short-Term Trading Activity," " Your Account Services," How To Sell Shares" and "Taxes" is about the Institutional Classes of all funds, which are offered to certain eligible institutional investors. Consult the Fund's Statement of Additional Information for the Institutional Class for details."

                       AIM COMBINATION STOCK & BOND FUNDS

                               AIM CORE STOCK FUND
                              AIM TOTAL RETURN FUND

                          Supplement dated July 1, 2005
       to the Statement of Additional Information dated December 3, 2004, as supplemented April 1, 2005, April 29, 2005 and May 23, 2005

For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.


The Board of Trustees has approved a permanent reduction of the Class A shares Rule 12b-1 fees to 0.25% effective July 1, 2005 for AIM Core Stock Fund and AIM Total Return Fund.


The following information is added after the second paragraph under the heading "GENERAL INFORMATION ABOUT THE TRUST - SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:

                  "The Institutional Class shares of AIM Total Return Fund is intended for use by certain eligible institutional investors, including the following:

                  o banks and trust companies acting in a fiduciary or similar capacity;

                  o bank and trust company common and collective trust funds;

                  o banks and trust companies investing for their own account;

                  o entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);

                  o        retirement plans;

                  o        platform sponsors with which A I M Distributors, Inc.
                           ("AIM Distributors") has entered into an agreement;
                           and

                  o        proprietary asset allocation funds."

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY I FUNDS" in the Statement of Additional
Information:

"CATEGORY I FUNDS

AIM Advantage Health Sciences Fund   AIM International Growth Fund
AIM Aggressive Growth Fund           AIM International Small Company Fund
AIM Asia Pacific Growth Fund         AIM Large Cap Basic Value Fund
AIM Balanced Fund                    AIM Large Cap Growth Fund
AIM Basic Balanced Fund              AIM Leisure Fund
AIM Basic Value Fund                 AIM Libra Fund
AIM Blue Chip Fund                   AIM Mid Cap Basic Value Fund
AIM Capital Development Fund         AIM Mid Cap Core Equity Fund
AIM Charter Fund                     AIM Mid Cap Growth Fund
AIM Conservative Allocation Fund     AIM Mid Cap Stock Fund
AIM Constellation Fund               AIM Moderate Allocation Fund
AIM Core Stock Fund                  AIM Moderate Growth Allocation Fund
AIM Dent Demographic Trends Fund     AIM Moderately Conservative Allocation Fund
AIM Developing Markets Fund          AIM Multi-Sector Fund
AIM Diversified Dividend Fund        AIM Opportunities I Fund
AIM Dynamics Fund                    AIM Opportunities II Fund
AIM Emerging Growth Fund             AIM Opportunities III Fund
AIM Energy Fund                      AIM Premier Equity Fund
AIM European Growth Fund             AIM Real Estate Fund
AIM European Small Company Fund      AIM Select Equity Fund
AIM Financial Services Fund          AIM Small Cap Equity Fund
AIM Global Aggressive Growth Fund    AIM Small Cap Growth Fund
AIM Global Equity Fund               AIM Small Company Growth Fund
AIM Global Growth Fund               AIM Technology Fund
AIM Global Health Care Fund          AIM Total Return Fund
AIM Global Real Estate Fund          AIM Trimark Endeavor Fund
AIM Global Value Fund                AIM Trimark Fund
AIM Gold & Precious Metals Fund      AIM Trimark Small Companies Fund
AIM Growth Allocation Fund           AIM Utilities Fund
AIM Health Sciences Fund             AIM Weingarten Fund
AIM International Core Equity Fund


                                                                                                 Dealer
                                                              Investor's Sales Charge          Concession
                                                              -----------------------          ----------

                                                               As a              As a              As a
                                                            Percentage        Percentage        Percentage
                                                           of the Public      of the Net       of the Public
                  Amount of Investment in                    Offering           Amount           Offering
                     Single Transaction                        Price           Invested            Price
                     ------------------                        -----           --------            -----

                           Less than $   25,000                5.50%             5.82%            4.75%
              $ 25,000 but less than $   50,000                5.25              5.54             4.50
              $ 50,000 but less than $  100,000                4.75              4.99             4.00
              $100,000 but less than $  250,000                3.75              3.90             3.00
              $250,000 but less than $  500,000                3.00              3.09             2.50
              $500,000 but less than $1,000,000                2.00              2.04             1.60"

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY II FUNDS" in the Statement of Additional
Information:

"CATEGORY II FUNDS

AIM High Income Municipal Fund               AIM Intermediate Government Fund
AIM High Yield Fund                          AIM Municipal Bond Fund
AIM Income Fund                              AIM Total Return Bond Fund



                                                                                                 Dealer
                                                              Investor's Sales Charge          Concession
                                                              -----------------------          ----------

                                                               As a              As a              As a
                                                            Percentage        Percentage         Percentage
                                                           of the Public      of the Net       of the Public
                  Amount of Investment in                    Offering           Amount           Offering
                     Single Transaction                        Price           Invested            Price
                     ------------------                        -----           --------            -----

                           Less than $   50,000                4.75%             4.99%            4.00%
              $ 50,000 but less than $  100,000                4.00              4.17             3.25
              $100,000 but less than $  250,000                3.75              3.90             3.00
              $250,000 but less than $  500,000                2.50              2.56             2.00
              $500,000 but less than $1,000,000                2.00              2.04             1.60"


The following supersedes and replaces in its entirety the first paragraph appearing immediately after the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. - LETTERS OF INTENT" in the Statement of Additional Information:

           "A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI."